Taxes on Income (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before tax benefit	$ (1,670,120)	$ (2,843,905)	$ (1,621,400)
Statutory tax rate	23.00%	24.00%	25.00%
Income tax benefit	$ 453,688	$ 682,537	$ 405,350
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(609,145)	(474,700)	(347,128)
Non-deductible expenses and other permanent differences	146,315	(159,580)	(27,055)
Other	9,142	(48,257)	(31,167)
Income tax expense recognized in profit or loss